UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred & Income Securities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPS	Nuveen Preferred & Income Securities Fund Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 150.0% (99.1% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 69.0% (45.6% of Total Investments)

	Automobiles – 0.1%

$1,000	General Motors Financial Co Inc.	5.750%	N/A (3)	BB+	$900,480

	Banks – 12.9%

24,389	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	24,571,917
1,000	Citizens Financial Group Inc., (4)	6.375%	N/A (3)	BB+	999,885
18,000	CoBank ACB	6.250%	N/A (3)	BBB+	18,810,000
1,250	DNB Bank ASA	2.625%	N/A (3)	Baa2	899,375
1,250	DNB Bank ASA	1.573%	N/A (3)	Baa2	898,125
25,580	First Union Capital II, (4)	7.950%	11/15/29	Baa1	31,306,499
6,700	JPMorgan Chase & Company	6.000%	N/A (3)	Baa2	6,733,500
8,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	9,679,284
12,000	Lloyds Bank PLC, 144A, (4)	12.000%	N/A (3)	Baa3	14,405,232
20,900	Lloyds Bank PLC, Reg S	12.000%	N/A (3)	Baa3	25,086,416
4,800	Lloyds Banking Group PLC, 144A	6.413%	N/A (3)	Baa3	4,788,000
9,850	Lloyds Banking Group PLC, 144A, (6)	6.657%	N/A (3)	Baa3	9,979,232
9,100	M&T Bank Corp, (4)	6.375%	N/A (3)	Baa1	9,100,000
28,700	PNC Financial Services Group Inc., (6)	6.750%	N/A (3)	Baa2	30,278,500
25,000	Standard Chartered PLC, 144A, (6)	7.014%	N/A (3)	Ba1	25,852,000
3,000	Wells Fargo & Co	5.875%	N/A (3)	Baa2	3,090,000
31,278	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (5), (6)	6.111%	N/A (3)	Baa2	31,512,585
	Total Banks				247,990,550

	Capital Markets – 4.5%

12,100	Bank of New York Mellon Corp, (6)	4.950%	N/A (3)	Baa1	12,175,625
18,700	Charles Schwab Corp, (6)	7.000%	N/A (3)	BBB	20,242,750
4,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	5,580,000
28,500	Dresdner Funding Trust I, Reg S	8.151%	6/30/31	Ba1	35,375,625
3,500	Goldman Sachs Group Inc./The	5.700%	N/A (3)	Ba1	3,508,750
5,900	Morgan Stanley	5.550%	N/A (3)	BB+	5,959,000
2,800	State Street Corp	5.625%	N/A (3)	Baa1	2,807,000
	Total Capital Markets				85,648,750

	Consumer Finance – 0.4%

8,000	Capital One Financial Corp, (6)	5.550%	N/A (3)	Baa3	8,080,000

	Diversified Financial Services – 13.9%

2,861	Bank of America Corp, (4)	8.050%	6/15/27	BBB	3,458,998
14,300	Bank of America Corp	6.500%	N/A (3)	BBB–	15,164,435
16,000	Bank of America Corp	6.300%	N/A (3)	BBB–	16,860,000
12,300	Bank of America Corp	6.100%	N/A (3)	BBB–	12,622,875
7,000	Citigroup Inc.	6.250%	N/A (3)	BB+	7,148,750
43,000	Citigroup Inc., (4)	6.125%	N/A (3)	BB+	43,967,500
9,250	Citigroup Inc.	5.950%	N/A (3)	BB+	9,261,562
17,557	Cooperatieve Rabobank UA, 144A	11.000%	N/A (3)	BBB	18,364,622
10,000	Cooperatieve Rabobank UA, Reg S	11.000%	N/A (3)	BBB	10,460,000
54,000	JPMorgan Chase & Co, (6)	6.750%	N/A (3)	Baa2	57,591,000
10,000	JPMorgan Chase & Co, (4)	6.100%	N/A (3)	Baa2	10,165,500
4,900	JPMorgan Chase & Co	5.300%	N/A (3)	Baa2	4,973,500
19,582	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (5)	5.990%	N/A (3)	Baa2	19,655,433
14,530	Transcanada Trust, (4)	5.875%	8/15/76	Baa2	14,303,332

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$5,000	Voya Financial Inc.	6.125%	N/A (3)	BB+	$4,968,750
17,705	Voya Financial Inc., (4)	5.650%	5/15/53	Baa3	17,439,425
	Total Diversified Financial Services				266,405,682

	Electric Utilities – 3.4%

27,955	Emera Inc., (4), (6)	6.750%	6/15/76	BBB–	29,143,088
1,000	NextEra Energy Capital Holdings Inc., (4)	4.464%	10/01/66	BBB	935,000
11,450	NextEra Energy Capital Holdings Inc.	4.466%	6/15/67	BBB	10,850,329
1,600	NextEra Energy Capital Holdings Inc.	4.800%	12/01/77	BBB	1,440,000
23,482	PPL Capital Funding Inc., (4)	5.051%	3/30/67	BBB	22,777,540
	Total Electric Utilities				65,145,957

	Energy Equipment & Services – 2.3%

30,000	HSBC Capital Funding Dollar 1 LP, 144A, (6)	10.176%	N/A (3)	BBB+	44,100,000

	Food Products – 0.2%

4,500	Dairy Farmers of America Inc., 144A, (4)	7.125%	N/A (3)	BB+	4,702,500

	Insurance – 25.0%

3,598	ACE Capital Trust II	9.700%	4/01/30	BBB+	5,007,085
9,800	AIG Life Holdings Inc., (4)	8.500%	7/01/30	Baa2	11,956,000
4,400	Allstate Corp, (4)	5.750%	8/15/53	Baa1	4,444,440
1,200	Allstate Corp	6.500%	5/15/57	Baa1	1,300,500
10,000	American International Group Inc., (4)	5.750%	4/01/48	Baa2	9,443,800
13,605	American International Group Inc., (4)	8.175%	5/15/68	Baa2	16,734,150
2,299	Aon Corp, (4)	8.205%	1/01/27	BBB	2,735,810
5,000	Argentum Netherlands BV for Swiss Re Ltd, Reg S	5.750%	8/15/50	BBB+	4,965,100
16,550	AXA SA, (4), (6)	8.600%	12/15/30	A3	21,018,500
17,819	AXA SA, 144A, (6)	6.380%	N/A (3)	Baa1	18,442,665
900	AXA SA, Reg S	5.500%	N/A (3)	A3	856,746
32,854	Catlin Insurance Co Ltd, 144A	5.425%	N/A (3)	BBB+	32,279,055
1,200	Everest Reinsurance Holdings Inc., (4)	6.600%	5/15/37	BBB	1,167,000
8,100	Great-West Life & Annuity Insurance Capital LP, 144A	6.625%	11/15/34	A–	9,121,412
16,150	Hartford Financial Services Group Inc., 144A, (4)	4.437%	8/15/67	BBB–	14,858,000
31,200	Legal & General Group PLC, Reg S	5.250%	3/21/47	A3	29,065,670
30,860	Liberty Mutual Group Inc., 144A, (4)	7.800%	3/15/37	Baa3	35,334,700
20,369	Liberty Mutual Group Inc., 144A	5.239%	3/07/67	Baa3	19,656,085
3,277	Lincoln National Corp, (4)	7.000%	5/17/66	BBB	2,998,455
10,390	Lincoln National Corp, (4)	6.050%	4/20/67	BBB	9,299,050
6,800	Meiji Yasuda Life Insurance Co, 144A, (4)	5.100%	4/26/48	A3	6,732,000
36,531	MetLife Inc., 144A	9.250%	4/08/38	BBB	48,403,575
26,100	MetLife Capital Trust IV, 144A, (6)	7.875%	12/15/37	BBB	31,581,000
3,000	MetLife Inc., (4)	10.750%	8/01/39	BBB	4,575,000
41,904	Nationwide Financial Services Inc., (6)	6.750%	5/15/37	Baa2	44,837,280
6,243	Oil Insurance Ltd, 144A	5.378%	N/A (3)	BBB+	6,055,710
3,890	Progressive Corp	5.375%	N/A (3)	BBB+	3,821,925
13,397	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	14,334,790
6,225	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	6,477,113
27,180	Prudential Financial Inc.	5.625%	6/15/43	BBB+	27,658,368
1,300	Prudential PLC, Reg S	7.750%	N/A (3)	BBB+	1,314,993
28,700	XLIT Ltd	3.687%	N/A (3)	Baa2	28,771,750
5,405	XLIT Ltd	4.906%	N/A (3)	BBB	5,297,549
	Total Insurance				480,545,276

	Machinery – 0.3%

6,000	Stanley Black & Decker Inc., (4)	5.750%	12/15/53	BBB+	6,005,100

	Metals & Mining – 0.7%

13,000	BHP Billiton Finance USA Ltd, 144A, (4)	6.750%	10/19/75	BBB+	14,072,500

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.2%

$2,000	NiSource Inc., 144A	5.650%	N/A (3)	BBB–	$1,960,400
3,000	WEC Energy Group, Inc., (4)	4.426%	5/15/67	BBB	2,765,820
	Total Multi-Utilities				4,726,220

	Oil, Gas & Consumable Fuels – 0.1%

3,000	Enterprise Products Operating LLC, (4)	5.250%	8/16/77	Baa2	2,686,810

	Road & Rail – 1.5%

25,485	BNSF Funding Trust I, (6)	6.613%	12/15/55	A	27,842,363

	U.S. Agency – 0.2%

4,000	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	4,000,000

	Wireless Telecommunication Services – 3.3%

58,738	Centaur Funding Corp, 144A, (4)	9.080%	4/21/20	BBB–	63,143,350
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,270,486,523)				1,325,995,538

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 63.2% (41.7% of Total Investments) (7)

	Banks – 46.7%

$46,739	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A, (6)	6.750%	N/A (3)	Baa2	$47,965,899
9,600	Banco Bilbao Vizcaya Argentaria SA,	6.125%	N/A (3)	Ba2	8,268,000
24,000	Banco Santander SA, Reg S	6.375%	N/A (3)	Ba1	23,670,000
7,000	Barclays Bank PLC, (4)	7.625%	11/21/22	BBB–	7,472,500
45,290	Barclays PLC	8.250%	N/A (3)	BB+	45,535,562
36,416	Barclays PLC, (6)	7.434%	N/A (3)	BB+	36,643,600
31,300	Barclays PLC, (6)	7.750%	N/A (3)	BB+	31,228,010
4,500	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	4,634,442
58,750	BNP Paribas SA, 144A	7.625%	N/A (3)	BBB–	61,026,563
38,585	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB–	39,646,087
5,500	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB–	5,417,500
10,000	BNP Paribas SA, Reg S	7.375%	N/A (3)	BBB–	10,275,000
1,000	Credit Agricole SA, 144A	6.625%	N/A (3)	BBB–	1,008,798
31,550	Credit Agricole SA, 144A, (6)	8.125%	N/A (3)	BBB–	33,839,457
19,653	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB–	20,316,289
2,500	Danske Bank A/S, Reg S	7.000%	N/A (3)	BB+	2,309,375
11,588	Danske Bank A/S, Reg S	6.125%	N/A (3)	BB+	10,356,775
17,200	DNB Bank ASA, Reg S	6.500%	N/A (3)	BBB	17,176,642
11,000	DNB Bank ASA, Reg S	5.750%	N/A (3)	BBB	10,920,250
5,000	HSBC Holdings PLC	6.375%	N/A (3)	BBB	4,856,250
26,700	ING Groep NV	6.500%	N/A (3)	BBB–	25,311,600
9,000	ING Groep NV, Reg S	6.875%	N/A (3)	BBB–	9,090,000
2,000	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB–	1,812,500
73,428	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	74,070,495
35,090	Nordea Bank Abp, 144A	6.125%	N/A (3)	BBB	33,686,400
5,000	Nordea Bank Abp, Reg S	6.125%	N/A (3)	BBB	4,800,000
12,330	Nordea Bank Abp, Reg S	5.250%	N/A (3)	BBB	11,852,213
12,000	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	Ba2	12,615,000
22,075	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	Ba2	22,778,641
69,886	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	Ba2	71,039,119
73,300	Societe Generale SA, 144A	8.000%	N/A (3)	BB+	74,399,500
25,400	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	22,415,500
9,000	Societe Generale SA, Reg S	7.875%	N/A (3)	BB+	9,056,250
9,000	Societe Generale SA, Reg S	8.250%	N/A (3)	BB+	9,027,432
3,700	Societe Generale SA, Reg S	6.750%	N/A (3)	BB+	3,265,250
13,000	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	13,130,000
15,000	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	15,150,000
4,700	Standard Chartered PLC, Reg S	7.500%	N/A (3)	Ba1	4,747,000

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$2,000	Standard Chartered PLC, Reg S	6.500%	N/A (3)	Ba1	$1,995,000
32,786	Svenska Handelsbanken AB, Reg S	5.250%	N/A (3)	BBB+	32,150,608
12,000	Swedbank AB, Reg S	6.000%	N/A (3)	BBB	11,730,000
13,300	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	11,941,006
897,866	Total Banks				898,630,513

	Capital Markets – 11.9%

11,000	Credit Suisse AG, Reg S	6.500%	8/08/23	BBB	11,620,224
12,000	Credit Suisse Group AG, 144A	7.250%	N/A (3)	Ba2	11,865,000
8,200	Credit Suisse Group AG, 144A	6.250%	N/A (3)	BB	7,979,551
58,000	Credit Suisse Group AG, 144A, (4), (6)	7.500%	N/A (3)	BB	60,387,280
1,700	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	Ba2	1,725,500
20,000	Credit Suisse Group AG, Reg S	7.500%	N/A (3)	BB	20,825,160
5,075	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	Ba1	4,554,812
2,676	UBS AG/Stamford CT, (4)	7.625%	8/17/22	A–	2,930,220
42,178	UBS Group Funding Switzerland AG, Reg S	7.125%	N/A (3)	BBB–	42,870,732
16,609	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (3)	BBB–	17,294,121
11,700	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (3)	BBB–	11,904,422
35,100	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (3)	BBB–	34,669,077
224,238	Total Capital Markets				228,626,099

	Energy Equipment & Services – 4.6%

10,000	HSBC Holdings PLC, (4)	6.500%	N/A (3)	BBB	9,387,500
4,800	HSBC Holdings PLC, (4)	6.250%	N/A (3)	BBB	4,662,000
4,000	HSBC Holdings PLC, (4)	6.000%	N/A (3)	BBB	3,680,000
66,505	HSBC Holdings PLC, (6)	6.875%	N/A (3)	BBB	68,915,806
1,000	Skandinaviska Enskilda Banken AB, Reg S	5.625%	N/A (3)	BBB	966,694
86,305	Total Energy Equipment & Services				87,612,000
$1,208,409	Total Contingent Capital Securities (cost $1,225,081,361)				1,214,868,612

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 14.6% (9.7% of Total Investments)

	Banks – 6.1%

645,113	Citigroup Inc.	6.875%		BB+	$17,630,938
47,500	CoBank ACB, (8)	6.250%		BBB+	4,892,500
53,000	CoBank ACB, (8)	6.200%		BBB+	5,591,500
86,000	Fifth Third Bancorp	6.625%		Baa3	2,353,820
724,000	KeyCorp, (6)	6.125%		Baa3	19,041,200
2,164,700	PNC Financial Services Group Inc., (6)	6.125%		Baa2	57,039,845
249,285	Wells Fargo & Co	5.850%		Baa2	6,381,696
182,000	Wells Fargo & Co	5.625%		Baa2	4,522,700
	Total Banks				117,454,199

	Capital Markets – 1.5%

369,239	Goldman Sachs Group Inc.	5.500%		Ba1	9,319,592
38,534	Morgan Stanley	7.125%		BB+	1,050,822
640,000	Morgan Stanley	5.850%		BB+	16,128,000
74,642	State Street Corp	5.900%		Baa1	1,943,678
	Total Capital Markets				28,442,092

	Diversified Financial Services – 0.6%

105,300	AgriBank FCB, (8)	6.875%		BBB+	11,293,425

	Electric Utilities – 1.0%

160,000	Alabama Power Co	5.000%		A3	3,995,200
299,756	Integrys Holding Inc., (4), (8)	6.000%		BBB	7,556,849
118,877	Interstate Power & Light Co	5.100%		BBB	3,039,685
59,142	SCE Trust VI	5.000%		Baa2	1,249,079

Shares	Description (1)	Coupon	Ratings (2)	Value

	Electric Utilities (continued)

63,250	SCE Trust V	5.450%	Baa2	$1,547,095
86,891	Southern Co	5.250%	BBB	2,000,231
	Total Electric Utilities			19,388,139

	Equity Real Estate Investment Trusts – 0.6%

152,294	Digital Realty Trust Inc., (4)	7.375%	Baa3	3,881,974
18,639	Kimco Realty Corp, (4)	5.625%	Baa2	427,392
300	Kimco Realty Corp	5.500%	Baa2	6,765
2,100	Kimco Realty Corp	5.250%	Baa2	43,764
82,301	Prologis Inc., (8)	8.540%	BBB	5,020,361
3,488	Public Storage	5.625%	A3	85,700
2,586	Public Storage	5.200%	A3	59,090
2,705	Public Storage	5.050%	A3	62,215
2,000	SITE Centers Corp, (4)	6.500%	Ba1	46,700
76,450	SITE Centers Corp, (4)	6.250%	Ba1	1,664,317
12,199	Ventas Realty LP / Ventas Capital Corp, (4)	5.450%	BBB+	290,336
2,000	Vornado Realty Trust	5.250%	BBB–	43,840
	Total Equity Real Estate Investment Trusts			11,632,454

	Food Products – 0.7%

91,900	Dairy Farmers of America Inc., 144A, (8)	7.875%	BB+	9,212,975
32,500	Dairy Farmers of America Inc., 144A, (8)	7.875%	BBB–	3,737,500
	Total Food Products			12,950,475

	Insurance – 2.8%

608,741	Allstate Corp, (4)	5.100%	Baa1	15,279,398
54,297	American Financial Group Inc., (4)	6.250%	Baa2	1,377,515
33,829	Arch Capital Group Ltd	5.250%	BBB	751,342
131,293	Axis Capital Holdings Ltd	5.500%	BBB	3,021,052
307,730	Hartford Financial Services Group Inc., (4)	7.875%	Baa2	8,459,498
521,842	Prudential PLC	6.750%	BBB+	13,406,121
416,100	Reinsurance Group of America Inc., (4)	6.200%	BBB+	10,943,430
10,000	WR Berkley Corp, (4)	5.625%	Baa2	230,600
	Total Insurance			53,468,956

	Multi-Utilities – 0.3%

280,000	DTE Energy Co, (6)	5.250%	Baa2	6,412,000

	U.S. Agency – 0.7%

132,750	Farm Credit Bank of Texas, 144A, (4), (8)	6.750%	Baa1	14,071,500

	Wireless Telecommunication Services – 0.3%

90,850	Telephone & Data Systems Inc., (4)	7.000%	BB+	2,293,963
131,990	Telephone & Data Systems Inc., (4)	6.875%	BB+	3,293,151
11,826	United States Cellular Corp, (4)	7.250%	Ba1	298,843
10,591	United States Cellular Corp, (4)	6.950%	Ba1	264,987
	Total Wireless Telecommunication Services			6,150,944
	Total $25 Par (or similar) Retail Preferred (cost $272,976,910)			281,264,184

Shares	Description (1), (9)			Value

	INVESTMENT COMPANIES – 1.2% (0.8% of Total Investments)

966,571	BlackRock Credit Allocation Income Trust			$11,328,212
646,421	John Hancock Preferred Income Fund III			11,622,650
	Total Investment Companies (cost $34,063,199)			22,950,862

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 1.1% (0.7% of Total Investments)

	Diversified Financial Services – 0.3%

$3,600	JPMorgan Chase & Co	8.750%	9/01/30	Baa1	$4,879,383

	Insurance – 0.7%

5,000	AIG Life Holdings Inc., 144A	8.125%	3/15/46	Baa2	6,300,000
6,150	Liberty Mutual Insurance Co, 144A, (4)	7.697%	10/15/97	BBB+	7,997,193
11,150	Total Insurance				14,297,193

	Wireless Telecommunication Services – 0.1%

1,600	Koninklijke KPN NV, 144A, (4)	7.000%	3/28/73	BB+	1,664,400
$16,350	Total Corporate Bonds (cost $19,010,143)				20,840,976

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.9% (0.6% of Total Investments)

	Banks – 0.9%

12,700	Wells Fargo & Co, (6)	7.500%		Baa2	$16,154,273
	Total Convertible Preferred Securities (cost $15,192,423)				16,154,273
	Total Long-Term Investments (cost $2,836,810,559)				2,882,074,445

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.4% (0.9% of Total Investments)

	REPURCHASE AGREEMENTS – 1.4% (0.9% of Total Investments)

$27,529	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/18, repurchase price $27,530,099, collateralized by $30,830,000 U.S. Treasury Notes, 1.625%, due 2/15/26, value $28,084,249	1.050%	11/01/18		$27,529,296
	Total Short-Term Investments (cost $27,529,296)				27,529,296
	Total Investments (cost $2,864,339,855) – 151.4%				2,909,603,741
	Borrowings – (44.0)% (10), (11)				(845,300,000)
	Reverse Repurchase Agreements – (10.4)% (12)				(200,000,000)
	Other Assets Less Liabilities – 3.0% (13)				57,703,315
	Net Assets Applicable to Common Shares – 100%				$1,922,007,056

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$521,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$30,221,438	$30,221,438

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$1,325,995,538	$—	$1,325,995,5398
Contingent Capital Securities	—	1,214,868,612	—	1,214,868,612
$25 Par (or similar) Retail Preferred	219,887,574	61,376,610	—	281,264,184
Investment Companies	22,950,862	—	—	22,950,862
Corporate Bonds	—	20,840,976	—	20,840,976
Convertible Preferred Securities	16,154,273	—	—	16,154,273

Short-Term Investments:
Repurchase Agreements	—	27,529,296	—	27,529,296

Investments in Derivatives:
Interest Rate Swaps*	—	30,221,438	—	30,221,438
Total	$258,992,709	$2,680,832,470	$—	$2,939,825,179
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$2,881,774,797
Gross unrealized:
Appreciation	$98,917,979
Depreciation	(71,089,035)
Net unrealized appreciation (depreciation) of investments	$27,828,944

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	30,221,438

JPS	Nuveen Preferred & Income Securities Fund (continued)
Portfolio of Investments October 31, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $448,679,704 have been pledged as collateral for reverse repurchase agreements.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $743,971,284.

(7)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	For fair value measurement disclosure purposes, investment classified as Level 2.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,995,507,171 have been pledged as collateral for borrowings.

(11)	Borrowings as a percentage of Total Investments is 29.1%.

(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 6.9%.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred & Income Securities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018